Employee Benefits - Summary of Historical Information of Plans (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Surplus (deficit) in plan [abstract]
Defined benefit obligation	$ 226,372	$ 164,299	$ 160,780	$ 35,529	$ 31,449
Fair value of plan assets	(173,141)	(168,658)	(93,903)	(21,147)	(18,108)
Net defined benefit liability (asset)	53,231	(4,359)	66,877	14,382	13,341
Experience adjustments arising on plan obligations	8,975	(112,739)	5,823	3,220	2,116
Experience adjustments arising on plan assets	$ 11,651	$ (27,473)	$ 310	$ 1,129	$ 467